NEWMONT LOAN (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST AND ACCRETION EXPENSE
Schedule of long-tem debt

	December 31, 2022
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$—	$—
Newmont loan (note 21)	—	—	—
Credit facility (note 22)	22,200	100,795	122,995
Fresnillo obligation (note 23)	22,800	—	22,800
	$45,000	$100,795	$145,795

	December 31, 2021
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$113,260	$113,260
Newmont loan (note 21)	10,293	—	10,293
Credit facility (note 22)	—	—	—
Fresnillo obligation (note 23)	15,000	22,800	37,800
	$25,293	$136,060	$161,353

Newmont loan
INTEREST AND ACCRETION EXPENSE
Schedule of long-tem debt

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Beginning of the year	$10,293	$9,440
Accretion during the year	366	1,382
Modification gains arising from changes in estimates	—	(220)
Foreign exchange	177	(309)
Principal repayment	(10,836)	—
End of the year	$—	$10,293